General Information (Details) - USD ($) $ in Thousands				6 Months Ended
		Jun. 16, 2025	Nov. 20, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 07, 2025
General Information [Line Items]
Date of incorporation				Mar. 07, 2021
Purchase of issued and outstanding shares percentage				49.00%
Net loss	[1]			$ (2,742)	$ (3,875)
Cash flows used in operating activities				(2,409)	$ (3,534)
Accumulated deficit				(18,822)
New shares (in Shares)		1	1
Reverse split shares (in Shares)			13
Convertible Promissory Note [Member]
General Information [Line Items]
Principal amount				$ 100,000
Fort Technology Inc. [Member]
General Information [Line Items]
Equity interest						75.02%

[1]	Except for share and per share data.